OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF OTHER RECEIVABLES

	As of December 31,
	2022	2021

Other receivables (Short term)
GST receivable	$64,254	$—
Due from utility companies	45,570	$—
Other	10,480	66,000
Other receivables (short term)	$120,304	$66,000

Other receivables (Long term)
PJ Finn	$718,198	$—
Richard Evans	14,518	—
Other Receivables (long term)	$732,716	$—
	$853,020	$66,000